Retained Earnings	12 Months Ended
Dec. 31, 2020
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Retained Earnings
27.	Retained Earnings

(1)	Retained earnings as of December 31, 2020 and 2019 are as follows:

(In millions of won)	December 31, 2020		December 31, 2019
Appropriated:
Legal reserve	￦	22,320	22,320
Reserve for business expansion		11,631,138	11,531,138
Reserve for technology development		4,365,300	4,265,300

		16,018,758	15,818,758
Unappropriated		6,963,155	6,409,925

	￦	22,981,913	22,228,683

(2)	Legal reserve
The Korean Commercial Act requires the Parent Company to appropriate as a legal reserve at least 10% of cash dividends paid for each accounting period until the reserve equals 50% of outstanding share capital. The legal reserve may not be utilized for cash dividends, but may only be used to offset a future deficit, if any, or may be transferred to share capital.